Subordinated Liabilities (Tables)	6 Months Ended
Jun. 30, 2018
Subordinated liabilities [abstract]
Subordinated liabilities
10. Subordinated liabilities
	Half year ended	Year ended
	30.06.18	31.12.17
	£m	£m
Opening balance as at 1 January	24,193	23,871
Issuances	-	3,041
Redemptions	(3,075)	(1,378)
Other[1]	(3,928)	(1,341)
Closing balance	17,190	24,193

Includes the transfer of subordinated liabilities of £3,019m on 1 April 2018 as part of the disposal of the UK banking business.